State Street Energy Select Sector SPDR ETF Performance Management - State Street Energy Select Sector SPDR ETF	Sep. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and the S&P 500 Index. The S&P 500 Index is a well-known, broad-based securities market index that includes common stocks of approximately 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available by calling 1-866-732-8673 or visiting our website at www.statestreet.com/SectorETFs.
Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for certain time periods compare with the average annual returns of the Index and the S&P 500 Index. The S&P 500 Index is a well-known, broad-based securities market index that includes common stocks of approximately 500 companies from a number of sectors representing a significant portion of the market value of all stocks publicly traded in the United States.
Bar Chart [Heading]	Annual Total Returns (years ended 12/31)
Bar Chart Closing [Text Block]	ReturnsQuarter/YearHighest Quarterly Return38.97%Q1 2022Lowest Quarterly Return-50.72%Q1 2020
Performance Table Heading	Average Annual Total Returns (for periods ending 12/31/25)
Performance Table Narrative	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Table Uses Highest Federal Rate	The after-tax returns presented in the table below are calculated using highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Fund Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The returns after taxes can exceed the returns before taxes due to an assumed tax benefit for a shareholder from realizing a capital loss on a sale of Fund Shares.
Performance Availability Website Address [Text]	www.statestreet.com/SectorETFs
Performance Availability Phone [Text]	1-866-732-8673
State Street Energy Select Sector SPDR ETF
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Highest Quarterly Return
Highest Quarterly Return	38.97%
Highest Quarterly Return, Date	Mar. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarterly Return
Lowest Quarterly Return	(50.72%)
Lowest Quarterly Return, Date	Mar. 31, 2020